Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Altium Ltd.	7,917	$196,056
AUB Group Ltd.	10,962	215,605
Bapcor Ltd.	54,607	217,077
Brickworks Ltd.	12,789	227,714
carsales.com Ltd.	41,412	662,244
Cleanaway Waste Management Ltd.	217,210	375,770
Collins Foods Ltd.	18,473	121,492
Computershare Ltd.	75,922	1,184,839
CSL Ltd.	26,593	4,924,460
Elders Ltd.	67,599	296,981
IPH Ltd.	36,540	191,607
Nick Scali Ltd.	27,405	167,053
Northern Star Resources Ltd.	120,785	984,020
Pro Medicus Ltd.(a)	1,827	80,408
PSC Insurance Group Ltd.	25,984	95,123
Sonic Healthcare Ltd.	74,095	1,762,102
Steadfast Group Ltd.	123,221	493,878
Technology One Ltd.	20,300	212,870
Washington H Soul Pattinson & Co. Ltd.	32,480	689,519
		13,098,818
Belgium — 0.2%
Elia Group SA/NV	2,842	361,087
UCB SA	10,353	917,881
		1,278,968
Brazil — 0.2%
Localiza Rent a Car SA	87,872	1,257,097

Canada — 19.9%
Alimentation Couche-Tard Inc.	27,608	1,415,672
Atco Ltd., Class I, NVS	15,313	455,893
Barrick Gold Corp.	272,629	4,611,901
Brookfield Asset Management Ltd.	34,713	1,133,036
Brookfield Corp.	90,741	3,054,953
Canadian Imperial Bank of Commerce	251,923	10,755,814
Canadian National Railway Co.	53,795	6,514,281
Canadian Natural Resources Ltd.	227,360	12,782,618
Canadian Tire Corp. Ltd., Class A, NVS	9,541	1,304,447
Canadian Western Bank	22,330	416,681
Capital Power Corp.	27,643	878,483
Cargojet Inc.	1,015	73,722
CCL Industries Inc., Class B, NVS	11,977	588,747
Cogeco Communications Inc.	4,060	216,646
Dollarama Inc.	4,466	302,464
Empire Co. Ltd., Class A, NVS	14,210	403,640
Enghouse Systems Ltd.	4,263	103,586
EQB Inc.	2,639	139,445
Finning International Inc.	17,324	532,895
FirstService Corp.	1,344	206,985
Fortis Inc.	88,955	3,833,509
Franco-Nevada Corp.	8,729	1,244,101
George Weston Ltd.	4,466	527,998
Great-West Lifeco Inc.	70,441	2,045,567
Hydro One Ltd.(b)	46,690	1,334,000
iA Financial Corp. Inc.	15,428	1,051,049
Imperial Oil Ltd.	19,082	976,318
Intact Financial Corp.	17,458	2,695,497
Jamieson Wellness Inc.(b)	4,669	105,768
Loblaw Companies Ltd.	9,947	910,641
Security	Shares	Value

Canada (continued)
Magna International Inc.	42,224	$2,383,795
Manulife Financial Corp.	473,802	8,955,654
Maple Leaf Foods Inc.(a)	11,571	226,048
Metro Inc.	18,270	1,031,864
North West Co. Inc. (The)	9,338	221,335
Open Text Corp.	29,435	1,224,283
Parkland Corp.	31,465	783,804
Power Corp. of Canada	154,889	4,169,346
Premium Brands Holdings Corp.	5,684	448,499
Quebecor Inc., Class B	28,217	695,441
RB Global Inc.	16,849	1,011,131
Royal Bank of Canada	166,663	15,917,118
Saputo Inc.	24,157	541,219
Stantec Inc.	4,872	318,082
Stella-Jones Inc.	3,857	198,622
Sun Life Financial Inc.	119,567	6,233,098
TFI International Inc.	3,654	416,304
TMX Group Ltd.	33,495	753,716
Toromont Industries Ltd.	5,481	450,272
Toronto-Dominion Bank (The)	260,246	16,130,439
Waste Connections Inc.	8,526	1,218,515
Wheaton Precious Metals Corp.	28,494	1,232,249
		125,177,191
China — 6.1%
Bank of China Ltd., Class A	2,131,500	1,146,666
Bosideng International Holdings Ltd.	812,000	343,007
China Coal Energy Co. Ltd.	81,200	94,352
China Coal Energy Co. Ltd., Class H	609,000	453,470
China Construction Bank Corp., Class A	243,600	209,911
China Foods Ltd.	406,000	143,833
China Medical System Holdings Ltd.	406,000	662,453
China Meidong Auto Holdings Ltd.	406,000	470,475
China Merchants Bank Co. Ltd., Class A	396,100	1,789,294
China Merchants Bank Co. Ltd., Class H	812,000	3,703,604
China National Nuclear Power Co. Ltd., Class A	203,000	197,112
China Railway Group Ltd., Class A	284,200	296,908
China Railway Group Ltd., Class H	1,015,000	671,606
China Resources Gas Group Ltd.	203,000	696,166
China Suntien Green Energy Corp. Ltd., Class H	609,000	219,039
China Tourism Group Duty Free Corp. Ltd., Class A	10,600	161,660
China Water Affairs Group Ltd.	258,000	195,427
Citic Pacific Special Steel Group Co. Ltd.	81,200	177,123
CSPC Pharmaceutical Group Ltd.	1,324,000	1,152,248
ENN Energy Holdings Ltd.	121,800	1,523,484
Greentown China Holdings Ltd.	266,000	267,558
Haier Smart Home Co. Ltd., Class H	243,600	768,206
Harbin Boshi Automation Co. Ltd.	16,400	39,517
Hengli Petrochemical Co. Ltd., Class A(c)	162,400	320,840
Huaxia Bank Co. Ltd., Class A	374,600	279,070
Industrial & Commercial Bank of China Ltd., Class A	2,740,500	1,818,487
Industrial Bank Co. Ltd., Class A	507,500	1,094,943
Inspur Electronic Information Industry Co. Ltd., Class A	16,400	109,412
Jiangsu King’s Luck Brewery JSC Ltd., Class A	20,300	147,682
Kweichow Moutai Co. Ltd., Class A	7,000	1,630,438
Lao Feng Xiang Co. Ltd.	20,300	195,309
Luzhou Laojiao Co. Ltd., Class A	7,900	228,061
Metallurgical Corp. of China Ltd., Class A	182,700	99,914
Ping An Insurance Group Co. of China Ltd., Class A	223,300	1,426,630
Ping An Insurance Group Co. of China Ltd., Class H	1,770,000	11,304,837
Postal Savings Bank of China Co. Ltd., Class H(b)	2,233,000	1,376,996

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Baosight Software Co. Ltd., Class A	108	$756
Shanghai Tunnel Engineering Co. Ltd., Class A	121,800	100,779
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	96,000	90,698
Sinoma Science & Technology Co. Ltd., Class A	16,400	46,410
Tsingtao Brewery Co. Ltd., Class H	54,000	493,018
Wuliangye Yibin Co. Ltd., Class A	26,200	591,008
Xiamen Xiangyu Co. Ltd.	36,300	43,494
Yankuang Energy Group Co. Ltd., Class A	60,900	250,874
Yuexiu Property Co. Ltd.	567,000	660,650
Zhengzhou Coal Mining Machinery Group Co. Ltd.	20,300	34,827
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	81,200	71,078
Zhongsheng Group Holdings Ltd.	101,500	389,648
		38,188,978
Colombia — 0.1%
Grupo Argos SA	72,360	167,380
Grupo Nutresa SA	7,714	96,948
Interconexion Electrica SA ESP	147,528	597,286
		861,614
Denmark — 3.8%
Carlsberg A/S, Class B	13,195	2,112,930
Coloplast A/S, Class B	15,225	1,905,197
DSV A/S	4,060	852,768
Novo Nordisk A/S, Class B	97,643	15,773,221
Orsted A/S(b)	22,127	2,097,690
Royal Unibrew A/S	5,887	526,965
Scandinavian Tobacco Group A/S, Class A(b)	21,112	351,658
		23,620,429
Finland — 0.6%
Huhtamaki OYJ	16,240	532,973
Kesko OYJ, Class A	24,545	466,528
Kesko OYJ, Class B	88,305	1,662,981
Olvi OYJ, Class A	3,248	102,790
Uponor OYJ	10,150	317,666
Valmet OYJ.	19,691	548,129
		3,631,067
France — 4.4%
Equasens	609	56,338
Sanofi	159,355	17,155,483
Schneider Electric SE	57,652	10,474,021
Thermador Groupe(a)	1,015	91,264
		27,777,106
Germany — 5.5%
Adesso SE(a)	203	27,436
Atoss Software AG	406	91,935
Bechtle AG	7,511	298,281
Brenntag SE	15,834	1,235,338
Deutsche Boerse AG	22,127	4,084,963
E.ON SE	540,589	6,905,704
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,015	40,327
Encavis AG(c)	12,586	206,738
Fresenius Medical Care AG & Co. KGaA	27,811	1,329,119
Fresenius SE & Co. KGaA	77,546	2,150,875
FUCHS PETROLUB SE	6,090	195,218
LANXESS AG	14,210	428,723
Nemetschek SE	2,436	181,864
SAP SE	95,001	12,977,843
Stratec SE	406	28,083
Symrise AG	6,902	723,692
Security	Shares	Value

Germany (continued)
Vonovia SE	195,083	$3,809,902
		34,716,041
Hong Kong — 2.6%
AIA Group Ltd.	1,177,400	11,958,259
CK Infrastructure Holdings Ltd.	197,500	1,047,556
Kerry Logistics Network Ltd.	101,500	120,023
Swire Properties Ltd.	243,600	600,197
Techtronic Industries Co. Ltd.	240,000	2,624,545
VSTECS Holdings Ltd.	406,000	209,366
		16,559,946
India — 2.4%
Aegis Logistics Ltd.	16,849	66,020
Asian Paints Ltd.	14,616	600,189
Astral Ltd.	978	23,695
Balaji Amines Ltd.	203	5,744
Berger Paints India Ltd.	3,857	31,933
Bharat Electronics Ltd.	294,553	452,356
CRISIL Ltd.	1,827	87,015
Grindwell Norton Ltd.	1,624	45,211
Indraprastha Gas Ltd.	72,674	419,931
Infosys Ltd.	479,486	7,809,813
ITC Ltd.	468,727	2,584,568
KEI Industries Ltd.	1,015	28,727
Larsen & Toubro Infotech Ltd.(b)	3,880	246,808
Mphasis Ltd.	9,084	210,687
Persistent Systems Ltd.	1,624	99,583
Pidilite Industries Ltd.	3,248	103,019
Radico Khaitan Ltd.	761	11,226
Reliance Industries Ltd.	46,081	1,436,395
Reliance Industries Ltd., GDR(b)	4,522	281,607
Schaeffler India Ltd.	1,218	46,086
Tata Elxsi Ltd.	1,218	113,101
TTK Prestige Ltd.	1,358	12,436
UltraTech Cement Ltd.	3,148	318,743
Vinati Organics Ltd.	164	3,649
ZF Commercial Vehicle Control Systems India Ltd.	205	30,393
		15,068,935
Indonesia — 0.6%
Bank Central Asia Tbk PT	6,556,900	4,021,334
Bank Pembangunan Daerah Jawa Timur Tbk PT	872,900	37,554
		4,058,888
Ireland — 1.3%
CRH PLC.	101,703	5,610,683
Kerry Group PLC, Class A	9,334	911,027
Smurfit Kappa Group PLC	54,201	1,808,963
		8,330,673
Italy — 1.0%
A2A SpA	516,026	944,062
ACEA SpA	12,992	169,930
Buzzi Unicem SpA	8,932	223,791
DiaSorin SpA	1,015	105,732
Interpump Group SpA	2,842	158,063
Iren SpA	178,031	331,409
Italgas SpA	128,296	760,623
Recordati Industria Chimica e Farmaceutica SpA	14,413	688,549
Reply SpA	1,015	115,398
Terna - Rete Elettrica Nazionale	295,365	2,519,216
		6,016,773

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 19.8%
Aeon Mall Co. Ltd.	20,300	$262,719
AGC Inc.	44,000	1,582,940
Aica Kogyo Co. Ltd.	20,300	446,476
Air Water Inc.	41,000	569,190
Alfresa Holdings Corp.	40,600	607,336
Astellas Pharma Inc.	249,700	3,718,651
Chiba Bank Ltd. (The)	101,500	615,511
COMSYS Holdings Corp.	20,300	402,081
DCM Holdings Co. Ltd.	20,300	172,026
Denka Co. Ltd.	20,300	383,574
Elecom Co. Ltd.	20,300	205,837
EXEO Group Inc.	20,300	407,749
FUJIFILM Holdings Corp.	30,000	1,787,494
Fujitec Co. Ltd.	20,300	519,718
Hisamitsu Pharmaceutical Co. Inc.	9,600	251,913
Hulic Co. Ltd.	121,800	1,043,634
Itochu Techno-Solutions Corp.	20,300	514,400
Kandenko Co. Ltd.	20,300	163,174
Kao Corp.	72,900	2,645,534
KDDI Corp.	243,600	7,523,127
Kobayashi Pharmaceutical Co. Ltd.	500	27,187
Kokuyo Co. Ltd.	20,300	278,929
Kubota Corp.	121,800	1,783,015
Kurita Water Industries Ltd.	2,600	99,820
Kyowa Kirin Co. Ltd.	20,300	376,266
Lasertec Corp.	1,300	196,451
M3 Inc.	20,300	442,633
MCJ Co. Ltd.	20,300	141,486
Medipal Holdings Corp.	20,300	331,931
Mitsubishi Corp.	223,300	10,795,863
Mitsubishi UFJ Financial Group Inc.	2,090,900	15,412,178
MonotaRO Co. Ltd.	20,300	259,239
Morinaga & Co. Ltd./Japan	6,100	190,914
Murata Manufacturing Co. Ltd.	60,900	3,498,152
NEC Networks & System Integration Corp.	20,300	280,629
Nichias Corp.	20,300	423,103
Nippon Gas Co. Ltd.	20,300	285,770
Nippon Sanso Holdings Corp.	20,500	445,380
Nippon Telegraph & Telephone Corp.	4,655,000	5,508,291
Nissan Chemical Corp.	20,300	875,329
Nisshin Seifun Group Inc.	40,600	501,850
Nitori Holdings Co. Ltd.	3,000	336,883
Nitto Denko Corp.	21,700	1,610,697
Nomura Real Estate Holdings Inc.	21,300	506,399
Nomura Research Institute Ltd.	20,300	560,837
NSD Co. Ltd.	20,300	408,132
NTT Data Corp.	40,600	569,249
Obic Co. Ltd.	2,100	337,067
Open House Group Co. Ltd.	5,100	184,118
PALTAC Corp.	200	6,649
Pan Pacific International Holdings Corp.	20,300	363,567
Raito Kogyo Co. Ltd.	20,300	279,756
Rinnai Corp.	20,300	442,851
Sangetsu Corp.	20,300	350,672
SBI Holdings Inc.	76,200	1,469,589
SCSK Corp.	20,500	322,609
Sekisui House Ltd.	131,600	2,658,265
Seven & i Holdings Co. Ltd.	69,100	2,985,268
Shin-Etsu Chemical Co. Ltd.	223,300	7,462,224
Shionogi & Co. Ltd.	31,700	1,337,088
Security	Shares	Value

Japan (continued)
Ship Healthcare Holdings Inc.	200	$3,309
Sohgo Security Services Co. Ltd.	21,000	118,911
Sompo Holdings Inc.	81,200	3,643,381
Sony Group Corp.	35,600	3,213,618
Sumitomo Mitsui Financial Group Inc.	304,500	13,050,693
Sumitomo Realty & Development Co. Ltd.	40,600	1,006,107
Sundrug Co. Ltd.	7,700	228,401
TDK Corp.	40,600	1,583,597
TechnoPro Holdings Inc.	20,300	441,612
Terumo Corp.	40,600	1,293,096
TIS Inc.	20,300	508,623
Tokio Marine Holdings Inc.	324,500	7,480,879
Tokyo Tatemono Co. Ltd.	40,600	522,828
Unicharm Corp.	21,300	792,038
USS Co. Ltd.	40,600	672,161
Valor Holdings Co. Ltd.	20,500	284,660
Yakult Honsha Co. Ltd.	8,200	518,618
Yamaguchi Financial Group Inc.	40,600	272,628
Yamato Holdings Co. Ltd.	41,000	743,158
		124,547,738
Malaysia — 0.0%
Allianz Malaysia Bhd	20,500	62,826

Mexico — 0.4%
Arca Continental SAB de CV	81,200	834,628
Bolsa Mexicana de Valores SAB de CV	142,100	294,876
Grupo Bimbo SAB de CV, Series A	101,500	543,464
Orbia Advance Corp. SAB de CV	284,200	612,333
		2,285,301
Netherlands — 1.3%
IMCD NV	4,872	701,134
NN Group NV	121,800	4,508,752
Wolters Kluwer NV	21,721	2,757,991
		7,967,877
New Zealand — 0.2%
EBOS Group Ltd.	24,157	545,818
Mainfreight Ltd.	10,353	458,232
Summerset Group Holdings Ltd.	32,683	192,599
		1,196,649
Norway — 0.1%
Borregaard ASA	7,917	117,316
Medistim ASA	1,421	36,936
TOMRA Systems ASA	12,789	205,743
		359,995
Philippines — 0.1%
International Container Terminal Services Inc.	180,670	667,294

Poland — 0.0%
Neuca SA	203	38,094

Portugal — 0.0%
Sonae SGPS SA	194,271	190,995

Saudi Arabia — 0.1%
Mouwasat Medical Services Co.	3,451	223,741
United Electronics Co.	11,273	220,609
		444,350
South Africa — 0.0%
PSG Konsult Ltd.	209,699	147,069

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.6%
AfreecaTV Co. Ltd.	609	$34,095
Cheil Worldwide Inc.	19,488	269,045
CS Wind Corp.	1,557	102,554
Daesang Corp.	2,950	38,538
Hyundai Home Shopping Network Corp.	761	26,479
KIWOOM Securities Co. Ltd.	3,654	246,918
Kolmar BNH Co. Ltd.	4,060	59,264
Korea Zinc Co. Ltd.	2,436	904,813
Kumho Petrochemical Co. Ltd.	3,654	369,486
LEENO Industrial Inc.	1,218	136,862
NAVER Corp.	3,654	511,505
NICE Information Service Co. Ltd.	5,684	44,255
Park Systems Corp.	363	52,034
Samsung Electro-Mechanics Co. Ltd.	4,306	475,398
SK Gas Ltd.	203	19,734
Youngone Corp.	3,654	179,432
Youngone Holdings Co. Ltd.	761	44,751
		3,515,163
Spain — 1.1%
Iberdrola SA	493,087	6,439,127
Vidrala SA	1,906	180,182
Viscofan SA	5,684	392,876
		7,012,185
Sweden — 0.7%
AAK AB	11,774	221,500
Assa Abloy AB, Class B	91,959	2,210,415
Atrium Ljungberg AB, Class B	7,790	135,060
Bravida Holding AB(b)	28,420	273,367
Castellum AB(a)	95,605	915,183
Catena AB	3,451	126,520
Lifco AB, Class B	8,120	176,835
NP3 Fastigheter AB	2,842	42,942
Platzer Fastigheter Holding AB, Class B	8,729	64,703
		4,166,525
Switzerland — 11.9%
ALSO Holding AG, Registered	812	175,331
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	57	716,660
Chocoladefabriken Lindt & Spruengli AG, Registered	6	744,714
Coca-Cola HBC AG, Class DI	29,841	890,152
DKSH Holding AG	5,684	423,076
Geberit AG, Registered	4,669	2,446,947
Givaudan SA, Registered	1,006	3,336,842
Logitech International SA, Registered	17,052	1,017,751
Nestle SA, Registered	154,889	18,631,834
Novartis AG, Registered	185,339	18,685,768
Partners Group Holding AG	5,278	4,976,311
Roche Holding AG, Bearer	4,466	1,466,539
Roche Holding AG, NVS	56,434	17,238,889
Siegfried Holding AG, Registered	86	71,114
Sika AG, Registered	10,150	2,906,966
Tecan Group AG, Registered	426	163,700
Temenos AG, Registered	4,669	371,772
VZ Holding AG	1,827	168,200
		74,432,566
Taiwan — 0.5%
Advantech Co. Ltd.	49,000	645,120
ASPEED Technology Inc.	2,000	184,209
Lotes Co. Ltd.	8,155	225,813
Security	Shares	Value

Taiwan (continued)
Parade Technologies Ltd.	15,000	$519,977
Silergy Corp.	20,000	249,144
Sinbon Electronics Co. Ltd.	22,000	261,368
Unimicron Technology Corp.	127,000	722,206
Voltronic Power Technology Corp.	4,000	252,968
		3,060,805
Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	10,258	21,508
Tofas Turk Otomobil Fabrikasi AS	21,112	205,521
		227,029
United Kingdom — 11.6%
Ashtead Group PLC	31,059	2,153,346
BAE Systems PLC	461,216	5,438,306
British American Tobacco PLC	534,296	17,752,208
Bunzl PLC	33,901	1,291,901
Chemring Group PLC	35,119	126,221
Clarkson PLC	4,060	152,623
Cranswick PLC	6,293	259,602
Croda International PLC	13,398	957,749
DCC PLC.	20,999	1,174,716
Dechra Pharmaceuticals PLC	9,744	456,297
Diageo PLC	284,809	12,244,209
Diploma PLC	12,180	462,313
Drax Group PLC	82,822	610,067
EMIS Group PLC	7,511	130,684
Games Workshop Group PLC	6,699	929,601
Gamma Communications PLC	5,887	85,332
GlobalData PLC	1,421	22,107
Halma PLC	18,270	528,831
Hargreaves Lansdown PLC	85,666	888,034
Hilton Food Group PLC	16,240	128,699
Impax Asset Management Group PLC	23,751	171,779
Learning Technologies Group PLC	49,329	51,778
London Stock Exchange Group PLC	24,157	2,571,110
National Grid PLC	993,044	13,166,135
RELX PLC	221,473	7,388,489
RWS Holdings PLC	81,069	242,362
Sage Group PLC (The)	131,747	1,547,619
Sirius Real Estate Ltd.	319,928	346,784
Softcat PLC	11,368	204,816
Spectris PLC	12,180	556,512
Spirax-Sarco Engineering PLC	4,669	615,393
		72,655,623
Total Common Stocks — 99.2%
(Cost: $592,521,957)		622,620,608

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	9,541	377,487

South Korea — 0.0%
Samsung Electro-Mechanics Co. Ltd., Preference Shares.	363	18,870

Total Preferred Stocks — 0.1%
(Cost: $327,988)		396,357

Total Long-Term Investments — 99.3%
(Cost: $592,849,945)		623,016,965

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.31%(d)(e)(f)	806,797	$806,959
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.09%(d)(e)	390,000	390,000

Total Short-Term Securities — 0.2%
(Cost: $1,197,141)		1,196,959

Total Investments — 99.5%
(Cost: $594,047,086)		624,213,924

Other Assets Less Liabilities — 0.5%		3,316,677
Net Assets — 100.0%		$627,530,601

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,609,211	$—	$(1,802,412	)(a)	$(85)	$245	$806,959	806,797	$17,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,310,000	—	(920,000	)(a)	—	—	390,000	390,000	11,733		—
					$(85)	$245	$1,196,959		$29,024		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	3	09/14/23	$552	$6,183
MSCI EAFE Index	33	09/15/23	3,556	23,114
				$29,297

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$132,103,859	$490,516,749	$—	$622,620,608
Preferred Stocks	—	396,357	—	396,357
Short-Term Securities
Money Market Funds	1,196,959	—	—	1,196,959
	$133,300,818	$490,913,106	$—	$624,213,924
Derivative Financial Instruments(a)
Assets
Equity Contracts	$29,297	$—	$—	$29,297

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares